ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2026
Receivables, Net, Current [Abstract]
Schedule of Accounts Receivable

Accounts receivable as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Accounts receivable	$14,951,474	$13,956,417
Less: allowance for doubtful accounts	(385,532)	(374,065)
Accounts receivable, net	$14,565,942	$13,582,352

Schedule of Changes of Allowance for Doubtful Accounts

Changes of allowance for doubtful accounts for the fiscal periods ended June 30, 2026 and December 31, 2025 were as follow:

	June 30, 2026	December 31, 2025
Beginning balance	$(374,065)	$(259,555)
Provision adjustment for accounts receivable	-	(103,145)
Exchange difference	(11,467)	(11,365)
Ending balance	$(385,532)	$(374,065)